INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended																								6 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) vessels	Nov. 30, 2021 USD ($) vessels tanker	Oct. 31, 2021 USD ($) vessels	Sep. 30, 2021 USD ($) vessels	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021	Nov. 30, 2020 USD ($) tanker	Jun. 30, 2020 USD ($) vessels	May 31, 2020 USD ($) tanker vessels	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($) tanker	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2021 USD ($) vessels	Dec. 31, 2021 USD ($) vessels	Dec. 31, 2021 USD ($) vessels tanker	Dec. 31, 2021 USD ($) vessels	Dec. 31, 2019 USD ($) vessels	Dec. 31, 2018 USD ($) vessels tanker	Dec. 31, 2017 USD ($) vessels tanker	Dec. 31, 2016 USD ($) tanker	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) tanker
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																										$ 651,248	$ 403,868
Repayments of borrowings																										597,834	219,521
Total debt									$ 2,325,575																	2,390,314	2,325,575	$ 2,325,575	$ 2,325,575	$ 2,325,575						$ 2,143,811
Long-term portion of debt									2,126,910																	2,112,460	2,126,910	2,126,910	2,126,910	2,126,910						1,908,924
Short-term debt and current portion of long-term debt									$ 198,665																	$ 277,854	$ 198,665	$ 198,665	$ 198,665	$ 198,665						$ 234,887
Debt instrument, covenant compliance, cash maintained, percentage									64.00%																	50.00%	64.00%	64.00%	64.00%	64.00%						100.00%
Debt instrument, covenant compliance, cash required to be maintained, percentage																										50.00%
Covenant compliance, undrawn credit facility availability																										12 months
Debt issuance costs paid																										$ 4,349	$ 8,050
Cash required by financial loan covenant
Disclosure of financial liabilities [line items]
Cash									$ 67,000																	$ 54,400	$ 67,000	$ 67,000	$ 67,000	$ 67,000						$ 103,500
Golden Ocean
Disclosure of financial liabilities [line items]
Number of marketable securities repurchased (in shares) | shares														1,300,000											1,300,000
Marketable securities, repurchase agreements														$ 6,200
Short-term debt and current portion of long-term debt																																			$ 6,300
Collateral percentage																														20.00%
LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers sold | tanker										4																2			2
Number of newbuildings delivered																												4	4
Number of newbuild vessels | tanker																																				4
VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																										4
Number of newbuild vessels | vessels									6																	2	6	6	6	6
U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																										$ 651,248	$ 250,687
Repayments of borrowings																										597,834	209,804
Total debt									$ 2,130,814																	2,184,228	2,130,814	$ 2,130,814	$ 2,130,814	$ 2,130,814						$ 2,089,931
Total U.S. dollar denominated fixed rate debt
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																										0	149,700
Repayments of borrowings																										0	0
Total debt									209,700																	209,700	209,700	209,700	209,700	209,700						60,000
$252.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					$ 252,400
Line of credit facility, maximum borrowing capacity					$ 252,400
Interest rate amortization profile					18 years
Proceeds from issuance of debt				$ 252,400
Repayments of borrowings				262,000
$252.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis					1.80%
$252.4 million term loan facility | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									281,009																	242,908	281,009	281,009	281,009	281,009						319,112
$328.6 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity					$ 328,600
$34.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount			$ 34,800
Line of credit facility, maximum borrowing capacity			$ 34,800
Interest rate amortization profile			20 years
Proceeds from issuance of debt		$ 34,800
Repayments of borrowings		35,900
$34.8 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			1.80%
$34.8 million term loan facility | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									39,348																	34,814	39,348	39,348	$ 39,348	39,348						43,880
$50.0 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity			$ 50,000
$250.7 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount																$ 250,700
Line of credit facility, maximum borrowing capacity																250,700
Proceeds from issuance of debt																250,700
Repayments of borrowings																$ 252,400											46,500
Number of tankers sold | tanker																													2
$250.7 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Interest rate amortization profile																18 years
$250.7 million term loan facility | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																1.90%
$250.7 million term loan facility | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									185,627																	129,912	185,627	185,627	$ 185,627	185,627						250,738
$466.5 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																$ 466,500
$100.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount																100,800
Line of credit facility, maximum borrowing capacity																$ 100,800
Interest rate amortization profile																17 years
Proceeds from issuance of debt																$ 100,800
Repayments of borrowings																$ 84,300
$100.8 million term loan facility | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																1.90%
$100.8 million term loan facility | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									93,075																	85,399	93,075	93,075	93,075	93,075						100,750
$109.2 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																$ 109,200
$328.4 million term loan facility (CEXIM)
Disclosure of financial liabilities [line items]
Notional amount																							$ 328,400
Line of credit facility, maximum borrowing capacity																							$ 328,400
Interest rate amortization profile																							18 years
Proceeds from issuance of debt																																	$ 165,900	$ 109,000
$328.4 million term loan facility (CEXIM) | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																	3	1
$328.4 million term loan facility (CEXIM) | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																	2	2
$328.4 million term loan facility (CEXIM) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									200,255																	184,981	200,255	200,255	200,255	200,255						215,529
$321.6 million term loan facility (CEXIM)
Disclosure of financial liabilities [line items]
Notional amount																						$ 321,600
Line of credit facility, maximum borrowing capacity																						$ 321,600
Interest rate amortization profile																						15 years
Proceeds from issuance of debt																																$ 32,000	$ 252,700
$321.6 million term loan facility (CEXIM) | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																1	3
$321.6 million term loan facility (CEXIM) | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																	4
$321.6 million term loan facility (CEXIM) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									203,163																	184,183	203,163	203,163	203,163	203,163						222,145
$110.5 million term loan facility (ING)
Disclosure of financial liabilities [line items]
Notional amount																					$ 110,500
Line of credit facility, maximum borrowing capacity																					$ 110,500
Interest rate amortization profile																					18 years
Proceeds from issuance of debt																																	$ 55,300
Debt Instrument, increase in borrowing capacity																															$ 4,100
$110.5 million term loan facility (ING) | VLCC vessels
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																															$ 55,300
Number of newbuildings delivered | vessels																															1		1
$110.5 million term loan facility (ING) | EGCS on VLCC vessel
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																															$ 4,100
$110.5 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																					1.90%
$110.5 million term loan facility (ING) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									91,709																	84,469	91,709	91,709	91,709	91,709						98,949
$104.0 million term loan facility (Credit Suisse)
Disclosure of financial liabilities [line items]
Notional amount								$ 104,000
Line of credit facility, maximum borrowing capacity								$ 104,000
Interest rate amortization profile								18 years
Proceeds from issuance of debt							$ 104,000
Repayments of borrowings							$ 96,400
$104.0 million term loan facility (Credit Suisse) | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis								1.80%
$104.0 million term loan facility (Credit Suisse) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									98,166																	100,141	98,166	98,166	98,166	98,166						105,178
$110.5 million term loan facility (Credit Suisse #2)
Disclosure of financial liabilities [line items]
Notional amount																					$ 110,500
Line of credit facility, maximum borrowing capacity								$ 110,500													$ 110,500
Interest rate amortization profile																					18 years
Proceeds from issuance of debt																															55,300	$ 54,900
Debt Instrument, increase in borrowing capacity																															$ 15,000
$110.5 million term loan facility (Credit Suisse #2) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																															1	1
$110.5 million term loan facility (Credit Suisse #2) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																					1.90%
$110.5 million term loan facility (Credit Suisse #2) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									103,116																	96,125	103,116	103,116	103,116	103,116						110,107
$544.0 million lease financing (ICBCL)
Disclosure of financial liabilities [line items]
Notional amount																			$ 544,000
Interest rate amortization profile																			17 years 9 months 18 days
Sale leaseback agreement, maximum amount																			$ 544,000
Term of debt																			7 years
$544.0 million lease financing (ICBCL) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			2.30%
$544.0 million lease financing (ICBCL) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									490,500																	459,918	490,500	490,500	490,500	490,500						521,071
$42.9 million term loan facility (Credit Suisse)
Disclosure of financial liabilities [line items]
Notional amount																				$ 42,900
Line of credit facility, maximum borrowing capacity																				$ 42,900
Interest rate amortization profile			18 years
Proceeds from issuance of debt																		$ 42,900
Term of debt																				5 years
$42.9 million term loan facility (Credit Suisse) | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																		1		1
$42.9 million term loan facility (Credit Suisse) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																				1.90%
$42.9 million term loan facility (Credit Suisse) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									39,325																	36,942	39,325	39,325	39,325	39,325						41,708
$62.5 million term loan facility (Credit Agricole)
Disclosure of financial liabilities [line items]
Notional amount																		$ 62,500
Line of credit facility, maximum borrowing capacity																		$ 62,500
Interest rate amortization profile																		18 years
Proceeds from issuance of debt																	$ 62,500
Term of debt																		5 years
$62.5 million term loan facility (Credit Agricole) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																	1	1
$62.5 million term loan facility (Credit Agricole) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																		1.90%
$62.5 million term loan facility (Credit Agricole) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									57,292																	53,820	57,292	57,292	57,292	57,292						60,764
$133.7 million term loan facility (CEXIM)
Disclosure of financial liabilities [line items]
Notional amount																133,700
Line of credit facility, maximum borrowing capacity																$ 133,700
Interest rate amortization profile																17 years
Proceeds from issuance of debt										$ 33,400		$ 33,400	$ 33,400	$ 33,400
Term of debt																12 years
$133.7 million term loan facility (CEXIM) | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker										4						4
$133.7 million term loan facility (CEXIM) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									131,229																	123,367	131,229	131,229	131,229	131,229						0
$58.5 million term loan facility (SEB)
Disclosure of financial liabilities [line items]
Notional amount												58,500
Line of credit facility, maximum borrowing capacity												$ 58,500
Interest rate amortization profile												20 years
Proceeds from issuance of debt											$ 58,500
Term of debt												5 years
$58.5 million term loan facility (SEB) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels												1
$58.5 million term loan facility (SEB) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis												1.70%
$58.5 million term loan facility (SEB) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									58,500																	55,250	58,500	58,500	58,500	58,500						0
$58.5 million term loan facility (KFW)
Disclosure of financial liabilities [line items]
Notional amount												$ 58,500
Line of credit facility, maximum borrowing capacity												$ 58,500
Interest rate amortization profile												20 years
Proceeds from issuance of debt										$ 58,500
Term of debt												5 years
$58.5 million term loan facility (KFW) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels												1
$58.5 million term loan facility (KFW) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis												1.70%
$58.5 million term loan facility (KFW) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									58,500																	55,250	58,500	58,500	58,500	58,500						0
$130.0 million term loan facility (DNB)
Disclosure of financial liabilities [line items]
Notional amount											130,000
Line of credit facility, maximum borrowing capacity											$ 130,000
Interest rate amortization profile			20 years
Proceeds from issuance of debt						$ 65,000		$ 65,000
Term of debt											5 years
$130.0 million term loan facility (DNB) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels											2
Number of newbuild vessels | vessels											6
$130.0 million term loan facility (DNB) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis											1.70%
$130.0 million term loan facility (DNB) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									0																	127,562	0	0	0	0						0
$65.0 million term loan facility (ABN)
Disclosure of financial liabilities [line items]
Notional amount									65,000																		65,000	65,000	65,000	65,000
Line of credit facility, maximum borrowing capacity									$ 65,000																		$ 65,000	$ 65,000	$ 65,000	$ 65,000
Interest rate amortization profile									20 years
Proceeds from issuance of debt			$ 65,000
Term of debt									5 years
$65.0 million term loan facility (ABN) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels									1
Number of newbuild vessels | vessels									6																		6	6	6	6
$65.0 million term loan facility (ABN) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis									1.70%																		1.70%	1.70%	1.70%	1.70%
$65.0 million term loan facility (ABN) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									$ 0																	65,000	$ 0	$ 0	$ 0	$ 0						0
$65.0 million term loan facility (ING)
Disclosure of financial liabilities [line items]
Notional amount									65,000																		65,000	65,000	65,000	65,000
Line of credit facility, maximum borrowing capacity									$ 65,000																		$ 65,000	$ 65,000	$ 65,000	$ 65,000
Interest rate amortization profile									20 years
Proceeds from issuance of debt				$ 65,000
Term of debt									5 years
$65.0 million term loan facility (ING) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels									1
Number of newbuild vessels | vessels									6																		6	6	6	6
$65.0 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis									1.70%																		1.70%	1.70%	1.70%	1.70%
$65.0 million term loan facility (ING) | U.S. dollar denominated floating rate debt
Disclosure of financial liabilities [line items]
Total debt									$ 0																	64,187	$ 0	$ 0	$ 0	$ 0						0
$65.0 million term loan facility (KFW)
Disclosure of financial liabilities [line items]
Notional amount									65,000																		65,000	65,000	65,000	65,000
Line of credit facility, maximum borrowing capacity									$ 65,000																		$ 65,000	$ 65,000	$ 65,000	$ 65,000
Interest rate amortization profile									20 years
Proceeds from issuance of debt	$ 65,000
Term of debt									5 years
$65.0 million term loan facility (KFW) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Interest rate amortization profile	20 years
Proceeds from issuance of debt	$ 65,000
Term of debt	5 years
$65.0 million term loan facility (KFW) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels									1
Number of newbuild vessels | vessels									6																		6	6	6	6
$65.0 million term loan facility (KFW) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	17000.00%								1.70%																		1.70%	1.70%	1.70%	1.70%
$65.0 million term loan facility (Credit Agricole)
Disclosure of financial liabilities [line items]
Notional amount									$ 65,000																		$ 65,000	$ 65,000	$ 65,000	$ 65,000
Line of credit facility, maximum borrowing capacity									$ 65,000																		$ 65,000	$ 65,000	$ 65,000	$ 65,000
Interest rate amortization profile									18 years
Term of debt									5 years
$65.0 million term loan facility (Credit Agricole) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Interest rate amortization profile	18 years
Proceeds from issuance of debt	$ 65,000
Term of debt	5 years
$65.0 million term loan facility (Credit Agricole) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels									1
$65.0 million term loan facility (Credit Agricole) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	17000.00%								1.70%																		1.70%	1.70%	1.70%	1.70%
$275.0 million revolving credit facility
Disclosure of financial liabilities [line items]
Notional amount		$ 275,000																						$ 275,000		275,000
Line of credit facility, maximum borrowing capacity																								$ 275,000
Proceeds from issuance of debt										$ 149,700
Term of debt																								18 months
Extension period		12 months								12 months					12 months
Total debt																																			60,000
Undrawn borrowing facilities									$ 65,300																		$ 65,300	$ 65,300	$ 65,300	$ 65,300					$ 215,000
Borrowings, interest rate		8.50%																						6.25%
Long-term portion of debt									209,700																	209,700	209,700	209,700	209,700	209,700
$275.0 million revolving credit facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels										2
Number of vessels under construction | vessels										6
$275.0 million revolving credit facility | Total U.S. dollar denominated fixed rate debt
Disclosure of financial liabilities [line items]
Total debt									209,700																	209,700	209,700	209,700	209,700	209,700						60,000
Secured borrowings
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																										0	3,481
Repayments of borrowings																										0	9,717
Total debt									$ 0																	$ 0	$ 0	$ 0	$ 0	$ 0						$ 6,251